TAXATION - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION
Deductible temporary differences related to other payables and accruals		¥ 860	¥ 1,098
Deductible temporary differences related to provision for doubtful accounts		992	696
Total current deferred tax assets			1,794
Less: Valuation allowance			(49)
Net current deferred tax assets			1,745
Tax loss carryforwards		9,843	8,761
Amount offset by non-current deferred tax liabilities		(8,487)	(6,276)
Total non-current deferred tax assets		3,208	2,485
Less: Valuation allowance		(2,443)	(1,802)
Net non-current deferred tax assets	$ 111	765	683
Total deferred tax assets		765	2,428
Taxable temporary differences related to depreciation period		(5,218)	(4,283)
Taxable temporary differences related to available-for-sale securities		(9,625)
Taxable temporary differences related to government subsidy income		(40,695)	(25,605)
Taxable temporary differences related to trade names and customer relationships		(10,115)	(11,173)
Amount offset by non-current deferred tax assets		8,487	6,276
Total non-current deferred tax liabilities	$ (8,234)	(57,166)	(34,785)
Total deferred tax liabilities		(57,166)	¥ (34,785)
Net operating loss carryforwards		¥ 38,410
Tax loss carryforwards, expiration year	5 years